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                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                       SUPPLEMENT DATED JULY 20, 2007 TO
          TAX FREE AND BOND FUNDS STATEMENT OF ADDITIONAL INFORMATION
               DATED OCTOBER 30, 2006, AS PREVIOUSLY SUPPLEMENTED

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This information supplements the Statement of Additional Information of First
American Investment Funds, Inc., dated October 30, 2006, as previously supplemented January 23, 2007 and February 27, 2007 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.
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THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT CERTAIN SHAREHOLDER
SERVICES-ADDITIONAL INFORMATION ABOUT PURCHASING CLASS Y SHARES," LOCATED ON PAGE 87, IS DELETED IN ITS ENTIRETY.

THE FOLLOWING INFORMATION IS ADDED TO THE SAI UNDER THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT CERTAIN SHAREHOLDER SERVICES":

RETIREMENT PLAN AVAILABILITY OF CLASS B AND CLASS C SHARES

        Class B and Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE, SEP and Solo 401(k) plans. Class B and Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans, except for those plans invested in Class B or Class C shares of the First American Funds prior to July 20, 2007.

RECEIPT OF ORDERS BY FINANCIAL INTERMEDIARIES

        The Funds have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds' behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary's authorized designee, receives the order. An order will be priced at the applicable Fund's net asset value next computed after the order is received by an authorized Intermediary or the Intermediary's authorized designee and accepted by the Fund.

                                                                INCSAI-STK#2